Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net income	$ 13,071	$ 9,429	$ 45,833	$ 43,057	$ 23,579
Adjustments to reconcile net income to net cash provided by operating activities
Provision for (reversal of) loan losses	0	0	375	(3,490)	22,110
Net premium amortization on securities	3,453	4,411	16,926	19,357	27,264
Depreciation and amortization	1,942	2,141	8,543	9,040	9,130
Stock-based compensation expense	1,492	0	166	0	0
Increase in cash surrender value of bank owned life insurance	(1,404)	(1,444)	(5,824)	(5,458)	(4,422)
Net gain on sale of premises and equipment			0	(11,319)	(1,956)
Deferred taxes, securities net gains or losses and others	1,238	(5,349)	2,270	14,684	(3,991)
Gain on early extinguishment of advances from the FHLB	(557)	0	(882)	0	(714)
Net changes in operating assets and liabilities
Loans held for sale			0	(5,705)	(4,730)
Accrued interest receivable and other assets	8,777	(6,679)	3,655	(1,257)	(7,937)
Account payable, accrued liabilities and other liabilities	(15,431)	11,132	(8,901)	14,373	16,935
Net cash provided by operating activities	12,581	13,641	62,161	73,282	75,268
Purchases of investment securities:
Available for sale	(110,170)	(60,793)	(216,237)	(231,675)	(1,084,029)
Held to maturity securities			0	(90,196)	0
Federal Home Loan Bank stock	(4,888)	(6,802)	(27,667)	(41,044)	(53,350)
Purchases of investment securities	(115,058)	(67,595)	(243,904)	(362,915)	(1,137,379)
Maturities, sales and calls of investment securities:
Available for sale	162,796	57,028	279,959	655,305	986,041
Held to maturity	1,205	531	4,400	315	0
Federal Home Loan Bank stock	9,248	4,250	27,413	30,600	44,253
Maturities, sales and calls of investment securities	173,249	61,809	311,772	686,220	1,030,294
Net increase in loans	22,173	108,571	(33,199)	(393,636)	(259,931)
Proceeds from loan portfolio sales	152,177	12,958	173,473	85,767	105,164
Purchase of bank owned life insurance			0	(30,000)	(60,000)
Purchases of premises and equipment	(1,951)	(1,904)	(10,044)	(8,606)	(8,535)
Proceeds from sales of premises and equipment and others			911	30,737	8,159
Net proceeds from sale of subsidiary	0	7,500	7,500	0	0
Net cash provided by (used in) investing activities	230,590	121,339	206,509	7,567	(322,228)
Cash flows from financing activities
Net decrease in demand, savings and money market accounts	(116,499)	(96,787)	(430,984)	(663,568)	(388,520)
Net increase in time deposits	(27,999)	54,019	140,697	409,175	446,211
Net decrease in securities sold under agreements to repurchase			0	(50,000)	(23,488)
Proceeds from Advances from the Federal Home Loan Bank and other borrowings	170,000	430,000	1,278,000	1,771,500	2,239,000
Repayments of Advances from the Federal Home Loan Bank and other borrowings	(265,447)	(370,000)	(1,284,118)	(1,529,500)	(2,029,536)
Dividend paid	0	(40,000)	(40,000)	0	0
Proceeds from common stock issued - Class A	29,218	0	17,908	0	0
Repurchase of common stock - Class B	(28,465)	0	(17,908)	0	0
Net cash (used in) provided by financing activities	(239,192)	(22,768)	(336,405)	(62,393)	243,667
Net (decrease) increase in cash and cash equivalents	3,979	112,212	(67,735)	18,456	(3,293)
Cash and cash equivalents
Beginning of period	85,710	153,445	153,445	134,989	138,282
End of period	89,689		85,710	153,445
Supplemental disclosures of cash flow information
Cash paid for Interest	24,086	18,255	89,283	61,590	46,109
Cash paid for Income taxes	$ 385	$ 81	18,954	18,881	9,264
Noncash investing activities:
Loans transferred to other assets			925	319	5,545
Loans held for sale exchanged for securities			$ 0	$ 4,710	$ 4,659